EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2022
Text block [abstract]
EXPLORATION AND EVALUATION ASSETS
6.	EXPLORATION AND EVALUATION ASSETS

(a)	Rook I Project
The Rook I Project is located in Northern Saskatchewan, approximately 40 kilometres (km) east of the Saskatchewan – Alberta border, approximately 150 km north of the town of La Loche and 640 km northwest of the City of Saskatoon and consists of
32
contiguous mineral claims totaling
35,065
hectares.
The Rook I Project hosts the 100% owned Arrow deposit
discovered by NexGen
 in February 2014, the Bow discovery in March 2015, the Harpoon discovery in August 2016 and the Arrow South discovery in July 2017. During the year ended December 31, 2021, the Company filed a feasibility study for the Rook I Project.
NexGen has a 100% interest in the claims subject only to: (i) a 2% net smelter return royalty (“NSR”); and (ii) a 10%
production carried interest, in each case, only on claims S-113928 to S-113933, which are north, east, and outside of the Arrow deposit.
 The NSR may be reduced to 1% upon payment of $1 million. The 10% production carried interest provides for the owner to be carried to the date of commercial production.

(b)	Other Athabasca Basin Properties
The Other Athabasca Basin Properties are a portfolio of early-stage mineral properties in the Athabasca Basin. The properties are grouped geographically as “SW1”, “SW2” and “SW3”. The SW2 properties are held directly by NexGen. The SW1 and SW3 properties are held by NXE Energy SW1 Ltd. and NXE Energy SW3 Ltd., respectively, each a wholly owned subsidiary.

(c)	IsoEnergy Properties
The IsoEnergy Properties consist of the following properties located in the Athabasca region of Saskatchewan: (i) a 100% interest in the Radio Project, Saskatchewan (subject to a 2% NSR and 2% gross overriding royalty on diamonds); (ii) a 100% interest in the Thorburn Lake Project (subject to a 1% NSR and a 10% carried interest which can be converted to a 1% NSR at the holder’s option upon completion of a bankable feasibility study); (iii) a 100% interest, in each of the Madison, 2Z, Carlson Creek and North Thorburn properties, Saskatchewan; (iv) a 100% interest in the Geiger property; (v) a 100% interest in the Larocque East property that constitutes 18,980 hectares and includes the Hurricane Zone; (vi) a 100% interest in the Evergreen Property that constitutes 35,362 hectares; and (vii) a portfolio of staked claims in Saskatchewan, all of which are early stage exploration properties.

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition cost
Balance at December 31, 2021	$235	$1,458	$26,660	$28,353
Additions	-	-	10	10
Dispositions	-	-	(42)	(42)
Balance as at December 31, 2022	$235	$1,458	$26,628	$28,321

Deferred exploration costs
Balance at December 31, 2021	$260,941	$9,180	$28,069	$298,190
Additions:
General exploration and drilling	7,705	-	5,613	13,318
Environmental, permitting, and engagement	12,005	-	-	12,005
Technical, engineering and design	32,703	-	-	32,703
Geochemistry and assays	-	-	190	190
Geological and geophysical	1,941	423	1,593	3,957
Labour and wages	8,818	-	836	9,654
Share-based payments (Note 11)	4,532	-	1,832	6,364
Travel	367	-	178	545
Total Additions	68,071	423	10,243	78,737
Balance as at December 31, 2022	$329,012	$9,603	$38,312	$376,927
Total costs, December 31, 2022	$329,247	$11,061	$64,940	$405,248

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition cost
Balance at December 31, 2020	$235	$1,458	$26,778	$28,471
Additions	-	-	27	27
Dispositions	-	-	(145)	(145)
Balance as at December 31, 2021	$235	$1,458	$26,660	$28,353

Deferred exploration costs
Balance at December 31, 2020	216,350	9,173	20,728	246,251
Additions:
General exploration and drilling	6,502	-	3,615	10,117
Environmental, permitting, and engagement	15,154	-	2	15,156
Technical, engineering and design	13,893	-	1	13,894
Geochemistry and assays	-	-	333	333
Geological and geophysical	116	7	775	898
Labour and wages	4,925	-	815	5,740
Share-based payments (Note 11)	3,696	-	1,561	5,257
Travel	305	-	239	544
Total Additions	44,591	7	7,341	51,939
Balance as at December 31, 2021	$260,941	$9,180	$28,069	$298,190
Total costs, December 31, 2021	$261,176	$10,638	$54,729	$326,543